SEGMENT INFORMATION - Financial information by geographic areas (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
Revenue	₽ 476,106	₽ 451,466	₽ 417,918
Non-current assets
Non-current assets:	383,883	411,512
Russia
Revenue
Revenue	464,916	440,899	405,365
Non-current assets
Non-current assets:	373,803	357,361
Other
Revenue
Revenue	11,190	10,567	₽ 12,553
Non-current assets
Non-current assets:	₽ 10,080	₽ 54,151